PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	December 31, 2014	December 31, 2015
Computer and transmission equipment	635	2,703
Furniture and office equipment	37	40
Leasehold improvements	157	154
Software	—	319
Total property, equipment and software	829	3,216
Accumulated depreciation and amortization	278	717
Property, equipment and software, net	551	2,499